Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

June 30, 2019

AFF60-QTLY-0819
1.9858330.104

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.29% to 2.32% 8/29/19 to 9/5/19 (a)
(Cost $49,803)	50,000	49,820
	Shares	Value

Domestic Equity Funds - 59.6%
Fidelity Advisor Series Equity Growth Fund (b)	799,939	$11,663,110
Fidelity Advisor Series Growth Opportunities Fund (b)	515,973	7,749,914
Fidelity Advisor Series Small Cap Fund (b)	521,359	5,729,738
Fidelity Series All-Sector Equity Fund (b)	535,510	5,371,165
Fidelity Series Commodity Strategy Fund (b)	1,114,846	5,250,925
Fidelity Series Large Cap Stock Fund (b)	1,356,802	20,324,901
Fidelity Series Large Cap Value Index Fund (b)	173,096	2,231,204
Fidelity Series Opportunistic Insights Fund (b)	589,036	10,903,061
Fidelity Series Small Cap Opportunities Fund (b)	514,035	7,165,648
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,071,198	13,186,447
Fidelity Series Value Discovery Fund (b)	1,014,974	13,032,267
TOTAL DOMESTIC EQUITY FUNDS
(Cost $100,396,679)		102,608,380

International Equity Funds - 32.7%
Fidelity Series Canada Fund (b)	164,271	1,793,844
Fidelity Series Emerging Markets Fund (b)	187,187	1,798,865
Fidelity Series Emerging Markets Opportunities Fund (b)	846,126	16,152,541
Fidelity Series International Growth Fund (b)	1,009,960	16,442,150
Fidelity Series International Small Cap Fund (b)	229,101	3,718,308
Fidelity Series International Value Fund (b)	1,632,502	15,720,999
Fidelity Series Overseas Fund (b)	79,387	797,047
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,950,926)		56,423,754

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	106,154	1,032,882
Fidelity Series Floating Rate High Income Fund (b)	23,248	216,210
Fidelity Series High Income Fund (b)	133,702	1,272,846
Fidelity Series Inflation-Protected Bond Index Fund (b)	51,149	512,002
Fidelity Series International Credit Fund (b)	3,264	33,256
Fidelity Series Investment Grade Bond Fund (b)	127,396	1,456,131
Fidelity Series Long-Term Treasury Bond Index Fund (b)	590,772	5,500,086
Fidelity Series Real Estate Income Fund (b)	72,227	800,999
TOTAL BOND FUNDS
(Cost $10,231,876)		10,824,412

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	370,750	370,824
Fidelity Series Government Money Market Fund 2.44% (b)(d)	1,869,908	1,869,908
Fidelity Series Short-Term Credit Fund (b)	29,941	300,906
TOTAL SHORT-TERM FUNDS
(Cost $2,537,133)		2,541,638
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $167,166,417)		172,448,004
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(117,967)
NET ASSETS - 100%		$172,330,037

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Sept. 2019	$480,825	$84	$84
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2019	52,670	1,933	1,933
TOTAL FUTURES CONTRACTS					$2,017

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,820.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,923
Total	$1,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,807,476	$1,255,229	$906,864	$--	$(7,590)	$514,859	$11,663,110
Fidelity Advisor Series Growth Opportunities Fund	7,827,409	829,059	1,211,140	--	11,562	293,024	7,749,914
Fidelity Advisor Series Small Cap Fund	4,893,239	632,002	48,687	--	1,374	251,810	5,729,738
Fidelity Series All-Sector Equity Fund	4,970,143	580,829	385,310	--	(52,513)	258,016	5,371,165
Fidelity Series Canada Fund	1,414,595	296,865	9,846	--	403	91,827	1,793,844
Fidelity Series Commodity Strategy Fund	3,728,027	1,652,325	66,910	--	(2,078)	(60,439)	5,250,925
Fidelity Series Emerging Markets Debt Fund	890,104	141,042	13,245	14,378	27	14,954	1,032,882
Fidelity Series Emerging Markets Fund	1,454,460	378,465	9,867	--	(237)	(23,956)	1,798,865
Fidelity Series Emerging Markets Opportunities Fund	13,552,589	2,218,458	88,879	--	1,586	468,787	16,152,541
Fidelity Series Floating Rate High Income Fund	188,363	30,175	2,838	3,035	13	497	216,210
Fidelity Series Government Money Market Fund 2.44%	1,076,148	961,003	167,243	7,808	--	--	1,869,908
Fidelity Series High Income Fund	1,586,541	146,931	477,623	19,404	(11,374)	28,371	1,272,846
Fidelity Series Inflation-Protected Bond Index Fund	434,037	69,920	3,034	483	41	11,038	512,002
Fidelity Series International Credit Fund	32,058	217	--	217	--	782	33,256
Fidelity Series International Growth Fund	13,921,466	1,637,145	174,199	--	9,163	1,048,575	16,442,150
Fidelity Series International Small Cap Fund	3,214,565	394,570	41,984	--	61	151,096	3,718,308
Fidelity Series International Value Fund	13,068,231	2,245,661	121,450	--	2,742	525,815	15,720,999
Fidelity Series Investment Grade Bond Fund	856,998	577,878	10,021	9,985	153	31,123	1,456,131
Fidelity Series Large Cap Stock Fund	17,896,860	2,335,521	336,817	122,880	(3,671)	433,008	20,324,901
Fidelity Series Large Cap Value Index Fund	1,956,244	238,846	44,312	--	1,449	78,977	2,231,204
Fidelity Series Long-Term Treasury Bond Index Fund	5,345,055	840,427	990,092	39,653	47,771	256,925	5,500,086
Fidelity Series Opportunistic Insights Fund	10,027,695	1,171,070	887,868	--	(55,878)	648,042	10,903,061
Fidelity Series Overseas Fund	--	794,770	--	--	--	2,277	797,047
Fidelity Series Real Estate Income Fund	701,595	96,035	8,893	10,991	125	12,137	800,999
Fidelity Series Short-Term Credit Fund	296,330	32,484	30,279	2,051	67	2,304	300,906
Fidelity Series Small Cap Opportunities Fund	6,242,123	769,011	83,691	--	1,418	236,787	7,165,648
Fidelity Series Stock Selector Large Cap Value Fund	11,694,360	1,436,693	475,970	--	(21,244)	552,608	13,186,447
Fidelity Series Value Discovery Fund	11,424,896	1,420,408	152,702	--	2,581	337,084	13,032,267
Total	$149,501,607	$23,183,039	$6,749,764	$230,885	$(74,049)	$6,166,328	$172,027,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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